Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

April 30, 2019

RW42-QTLY-0619
1.867278.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	21,571	$217,872
Fidelity Series Blue Chip Growth Fund (a)	25,286	390,669
Fidelity Series Commodity Strategy Fund (a)	113,899	541,021
Fidelity Series Growth Company Fund (a)	45,326	792,299
Fidelity Series Intrinsic Opportunities Fund (a)	58,900	981,861
Fidelity Series Large Cap Stock Fund (a)	56,124	853,078
Fidelity Series Large Cap Value Index Fund (a)	18,540	238,239
Fidelity Series Opportunistic Insights Fund (a)	23,274	428,478
Fidelity Series Small Cap Discovery Fund (a)	9,831	115,025
Fidelity Series Small Cap Opportunities Fund (a)	25,362	351,269
Fidelity Series Stock Selector Large Cap Value Fund (a)	52,677	649,503
Fidelity Series Value Discovery Fund (a)	35,738	458,881
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,797,836)		6,018,195

International Equity Funds - 18.9%
Fidelity Series Canada Fund (a)	9,581	102,708
Fidelity Series Emerging Markets Fund (a)	11,941	118,928
Fidelity Series Emerging Markets Opportunities Fund (a)	56,457	1,072,123
Fidelity Series International Growth Fund (a)	59,862	951,806
Fidelity Series International Small Cap Fund (a)	14,105	228,931
Fidelity Series International Value Fund (a)	98,846	952,878
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,405,982)		3,427,374

Bond Funds - 39.6%
Fidelity Series Corporate Bond Fund (a)	96,604	981,501
Fidelity Series Emerging Markets Debt Fund (a)	13,336	126,955
Fidelity Series Floating Rate High Income Fund (a)	2,885	27,065
Fidelity Series Government Bond Index Fund (a)	132,362	1,344,796
Fidelity Series High Income Fund (a)	14,335	136,179
Fidelity Series Inflation-Protected Bond Index Fund (a)	101,829	999,959
Fidelity Series International Credit Fund (a)	1,231	12,189
Fidelity Series Investment Grade Bond Fund (a)	128,184	1,433,103
Fidelity Series Investment Grade Securitized Fund (a)	99,866	1,014,636
Fidelity Series Long-Term Treasury Bond Index Fund (a)	117,591	1,020,687
Fidelity Series Real Estate Income Fund (a)	7,714	84,697
TOTAL BOND FUNDS
(Cost $7,152,337)		7,181,767

Short-Term Funds - 8.3%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	299,929	299,929
Fidelity Series Short-Term Credit Fund (a)	30,090	300,294
Fidelity Series Treasury Bill Index Fund (a)	90,203	900,223
TOTAL SHORT-TERM FUNDS
(Cost $1,501,060)		1,500,446
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,857,215)		18,127,782
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,406)
NET ASSETS - 100%		$18,120,376

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$3,246	$--	$3,416	$--	$2,211	$(2,041)	$--
Fidelity Series All-Sector Equity Fund	391,864	76,502	212,178	52,751	3,045	(41,361)	217,872
Fidelity Series Blue Chip Growth Fund	414,489	87,158	101,741	50,811	3,270	(12,507)	390,669
Fidelity Series Canada Fund	96,796	22,387	16,082	2,126	(226)	(167)	102,708
Fidelity Series Commodity Strategy Fund	365,338	250,058	34,609	24,178	(422)	(39,344)	541,021
Fidelity Series Corporate Bond Fund	--	986,437	19,043	4,180	227	13,880	981,501
Fidelity Series Emerging Markets Debt Fund	105,737	30,228	6,954	4,799	(318)	(1,738)	126,955
Fidelity Series Emerging Markets Fund	--	122,407	6,860	456	(130)	3,511	118,928
Fidelity Series Emerging Markets Opportunities Fund	1,085,348	289,287	245,568	84,975	(9,404)	(47,540)	1,072,123
Fidelity Series Floating Rate High Income Fund	43,719	2,835	18,886	1,852	(348)	(255)	27,065
Fidelity Series Government Bond Index Fund	--	1,360,448	23,461	3,783	236	7,573	1,344,796
Fidelity Series Government Money Market Fund 2.49%	1,341,884	125,279	1,167,234	17,712	--	--	299,929
Fidelity Series Growth Company Fund	838,220	213,223	221,159	82,829	10,098	(48,083)	792,299
Fidelity Series High Income Fund	238,992	14,976	115,158	11,132	(3,869)	1,238	136,179
Fidelity Series Inflation-Protected Bond Index Fund	769,222	338,268	115,601	16,728	(2,339)	10,409	999,959
Fidelity Series International Credit Fund	11,566	599	--	525	--	24	12,189
Fidelity Series International Growth Fund	950,575	184,733	165,210	59,953	(1,013)	(17,279)	951,806
Fidelity Series International Small Cap Fund	227,964	52,272	30,305	20,460	(1,151)	(19,849)	228,931
Fidelity Series International Value Fund	953,555	154,924	75,916	32,699	(1,449)	(78,236)	952,878
Fidelity Series Intrinsic Opportunities Fund	995,166	150,267	52,382	76,918	(494)	(110,696)	981,861
Fidelity Series Investment Grade Bond Fund	4,854,952	393,392	3,879,266	106,030	(85,212)	149,237	1,433,103
Fidelity Series Investment Grade Securitized Fund	--	1,023,657	13,875	3,344	90	4,764	1,014,636
Fidelity Series Large Cap Stock Fund	894,968	183,008	170,778	83,035	--	(54,120)	853,078
Fidelity Series Large Cap Value Index Fund	249,826	28,762	39,305	10,863	1,587	(2,631)	238,239
Fidelity Series Long-Term Treasury Bond Index Fund	848,495	346,646	203,878	21,225	(4,991)	34,415	1,020,687
Fidelity Series Opportunistic Insights Fund	451,501	85,624	102,284	35,512	3,306	(9,669)	428,478
Fidelity Series Real Estate Income Fund	81,720	8,838	5,975	4,635	(181)	295	84,697
Fidelity Series Short-Term Credit Fund	336,016	38,056	77,312	6,089	(845)	4,379	300,294
Fidelity Series Small Cap Discovery Fund	121,640	20,219	23,414	7,472	(733)	(2,687)	115,025
Fidelity Series Small Cap Opportunities Fund	373,930	88,711	76,275	39,886	(1,826)	(33,271)	351,269
Fidelity Series Stock Selector Large Cap Value Fund	683,114	106,006	111,796	53,897	(1,488)	(26,333)	649,503
Fidelity Series Treasury Bill Index Fund	--	934,610	33,528	2,779	--	(859)	900,223
Fidelity Series Value Discovery Fund	483,387	59,491	63,204	27,082	(214)	(20,579)	458,881
Total	$18,213,230	$7,779,308	$7,432,653	$950,716	$(92,583)	$(339,520)	$18,127,782

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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